Schedule of Basic and Diluted Net Loss Per Share (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Subsequent Events [Abstract]
Net loss attributable to common shareholders—basic and diluted	$ (7,793,756)	$ (3,955,328)	$ (11,437,235)	$ (8,245,459)	$ (31,095,029)	$ (14,406,262)
Weighted average common shares outstanding - Basic	1,911,276	280,675	1,578,814	270,940	445,817	240,199
Weighted average shares - diluted	1,911,276	280,675	1,578,814	270,940	445,817	240,199
Net loss per share attributable to common stock - basic	$ (4.08)	$ (14.09)	$ (7.24)	$ (30.43)	$ (69.75)	$ (59.98)
Net loss per share attributable to common stock - diluted	$ (4.08)	$ (14.09)	$ (7.24)	$ (30.43)	$ (69.75)	$ (59.98)